Net gains/(losses) on sales of loans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net (Losses)/Gains on Sales of Loans [Abstract]
Net (losses)/gains on sales of loans	¥ (450,721,346)	¥ 149,631,456	¥ 75,959,140